Debt (Long-Term Debt - Scheduled Repayments) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Debt
Long-term debt repayments scheduled for 2014	$ 5,472
Long-term debt repayments scheduled for 2015	6,514
Long-term debt repayments scheduled for 2016	6,667
Long-term debt repayments scheduled for 2017	5,257
Long-term debt repayments scheduled for 2018	5,800
Long-term debt repayments scheduled for the period thereafter	$ 45,790
Weighted average interest rate of long-term debt repayment scheduled for 2014	4.90%
Weighted average interest rate of long-term debt repayment scheduled for 2015	3.20%
Weighted average interest rate of long-term debt repayment scheduled for 2016	2.70%
Weighted average interest rate of long-term debt repayment scheduled for 2017	2.40%
Weighted average interest rate of long-term debt repayment scheduled for 2018	4.60%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	5.10%